Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisers Investment Trust
Entity Central Index Key	0001516523
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000101704 [Member]
Shareholder Report [Line Items]
Fund Name	Independent Franchise Partners US Equity Fund
Class Name	Independent Franchise Partners US Equity Fund
Trading Symbol	IFPUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Independent Franchise Partners US Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at franchisepartners.com/funds/us-mutual-fund-documents. You can also request this information by contacting us at 855-233-0437 (toll free).
Additional Information Phone Number	855-233-0437
Additional Information Website	franchisepartners.com/funds/us-mutual-fund-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Independent Franchise Partners US Equity Fund	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 1,425,492,701
Holdings Count | Holding	30
Investment Company Portfolio Turnover	32.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,425,492,701
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	32.89%

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION AS A % OF NET ASSETS
Communication Services	31.2%
Consumer Staples	19.7%
Health Care	16.5%
Financials	8.8%
Consumer Discretionary	5.5%
Real Estate	5.1%
Materials	4.9%
Industrials	3.6%
Information Technology	2.6%